Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 21, 2023	Dec. 31, 2023	May 20, 2022	Apr. 27, 2022
Retention costs payable			$ 1.5	$ 20.0
Outstanding purchase commitments		$ 26.1
Long-Term Purchase Commitment Reduction Amount		$ 5.7
Dismissal date of amended complaint	Jul. 21, 2023
Stockholder derivative suit filed date		June 30, 2023